THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

February 16, 2010

Securities and Exchange Commission

Branch of Document Control

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Series Fund, Inc. (the “Registrant”)
Securities Act of 1933 File No. 33-3677
Post-Effective Amendment No. 41 to the Form N-1A Registration Statement

Ladies and Gentlemen:

Enclosed herewith for filing is Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the Registrant, filed in accordance with Rule 485(a)(1) under the Securities Act of 1933. The amendment is being filed to conform the Registrant’s prospectus to the revised Form N-1A disclosure requirements related to the summary prospectus initiative.

If you have any questions about this filing, please contact me at (612) 844-5704.

Sincerely,

/s/ John L. Sullivan

John L. Sullivan
Assistant Secretary